The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 5, 2013 (Accession No. 0001193125-13-358037), which are incorporated herein by reference.